Employee benefits (Details 5) - Staff severance indemnities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits [Line Items]
Opening balance	$ (22,532)	$ (21,995)	$ (30,952)
Current cost of service	(934)	(1,333)	(898)
Interest cost	(1,488)	(1,407)	(1,588)
Actuarial gain/loss	(1,144)	(2,253)	1,242
Exchange rate difference	(2,284)	(1,215)	3,582
Benefits paid during the year	937	5,671	6,619
Balance	$ (27,445)	$ (22,532)	$ (21,995)